Basis of preparation of interim financial statements (Tables)	6 Months Ended
Jun. 30, 2023
Basis Of Preparation Of Interim Financial Statements
Schedule of exchange rates used to translate its foreign operations

			Average rate
	Closing rate		Three-month period ended June 30,		Six-month period ended June 30,
	June 30, 2023	December 31, 2022	2023	2022	2023	2022
US Dollar ("US$")	4.8192	5.2177	4.9485	4.9265	5.0744	5.0783
Canadian dollar ("CAD")	3.6421	3.8550	3.6860	3.8573	3.7654	3.9937
Euro ("EUR")	5.2626	5.5694	5.3867	5.2409	5.4831	5.5568